STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - China - USD ($)	Apr. 30, 2022	Oct. 31, 2021
Restricted amounts as determined pursuant to PRC statutory laws	$ 199,653	$ 199,653
Total restricted net assets	$ 6,656,576	$ 6,656,576